Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,781,892.74
Total Fee Amount	798.49
Total Offset Amount	0.00
Net Fee	$ 798.49
Offering Table N/A
Offset Table N/A	N/A